Investment Strategy - Yorkville America MANGOS Plus Index ETF	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in equity securities and other investments that provide exposure to the companies comprising the Yorkville America™ MANGOS Plus Index (the "Underlying Index"). The Fund employs a passive investment strategy designed to track, before fees and expenses, the performance of the Underlying
Index. Unlike an actively managed fund, the Adviser does not seek to outperform the Underlying Index or take defensive positions during periods of market volatility. Instead, the Fund seeks to replicate the investment performance of the Underlying Index as closely as practicable.

Information Regarding the Underlying Index

The Yorkville America™ MANGOS Plus Index (the "Underlying Index") is sponsored by MarketVector (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Yorkville America Equities, LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider maintains and publishes, or designates a third-party calculation agent to publish, information regarding the market value of the Underlying Index. Neither the Adviser nor its affiliates have any ability to select the components of the Underlying Index or change the Underlying Index methodology.

The Underlying Index is a rules-based equity index designed to measure the performance of securities and other investments that provide economic exposure to (i) a core portfolio of AI platform companies (the "MANGOS Companies") and (ii) a portfolio of companies selected in accordance with the Index methodology that are participants in AI infrastructure, semiconductor manufacturing, advanced computing, data storage, networking, and related technologies (the "AI Infrastructure Companies").

The MANGOS Companies comprise 67% of the Underlying Index, and the AI Infrastructure Companies comprise 33% of the Underlying Index. The MANGOS Companies are generally equally weighted within the 67% component of the Underlying Index, and the AI Infrastructure Companies are generally equally weighted within the 33% component of the Underlying Index, subject to the Underlying Index methodology.

As of the date of this Prospectus, the MANGOS Companies are:

•Meta Platforms, Inc. (META)
•Anthropic
•NVIDIA Corporation (NVDA)
•Alphabet Inc. (GOOGL)
•OpenAI
•SpaceX (SPCX)

Because Anthropic and OpenAI are not publicly traded companies as of the date of this Prospectus, their positions within the Underlying Index are subject to weighting limitations applicable to pre-IPO companies. Each such company is subject to a maximum weighting of 5% of the Underlying Index and may be assigned a lower weighting pursuant to a liquidity-based formula contained in the Index methodology. Market information relating to Anthropic and OpenAI, including market information relating to secondary markets, institutional funding rounds and/or pre-IPO derivatives markets such as the perpetual futures markets, may be used in connection with determining the treatment and weighting of each company’s exposure within the Underlying Index. Because markets for perpetual futures contracts referencing private companies are developing and may have limited liquidity and trading volume, the weighting assigned to Anthropic or OpenAI may be materially less than 5%. Any weight not allocated to a capped pre-IPO company is redistributed equally among the remaining MANGOS Companies. Following an initial public offering by Anthropic or OpenAI, the weighting of such company would no longer be subject to the applicable pre-IPO limitation and would be adjusted in accordance with the Index methodology.

In addition to the MANGOS Companies, the Underlying Index includes seven AI Infrastructure Companies that, as of the date of this Prospectus, are:

•SanDisk Corporation (SNDK)
•Marvell Technology, Inc. (MRVL)
•Micron Technology, Inc. (MU)
•Intel Corporation (INTC)
•Dell Technologies Inc. (DELL)
•Advanced Micro Devices, Inc. (AMD)
•Broadcom Inc. (AVGO)

The eligible universe from which the AI Infrastructure Companies are selected consists of companies represented in specified MarketVector indexes covering U.S.-listed fabless semiconductor companies, semiconductor foundries, and certain data center solutions companies. Eligible companies must satisfy the market capitalization, free-float, trading-volume and other eligibility requirements established by the Index methodology.

At each quarterly reconstitution, eligible AI Infrastructure Companies are ranked based on their trailing six-month and trailing twelve-month total returns. The two rankings are averaged for each eligible company, and the seven highest-ranked companies are selected for inclusion in the Underlying Index. Accordingly, the identity of the AI Infrastructure Companies may change over time in accordance with the Index methodology.

The Underlying Index is reconstituted and rebalanced quarterly in March, June, September and December. During those quarterly reviews, the eligible universe is reviewed, the AI Infrastructure Companies are reconstituted in accordance with the selection methodology described above, and component weightings are reset in accordance with the Index methodology. During the remaining months, the Underlying Index is rebalanced, but not reconstituted, in accordance with the Index methodology.

Implementation of the Fund's Investment Process

Under normal market conditions, the Fund invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and other investments that provide exposure to the issuers comprising the Underlying Index. The Fund's 80% investment policy may be changed only upon at least sixty (60) days' prior written notice to shareholders.

MANGOS Companies

As of the date of this Prospectus, the Fund's core holdings are expected to consist of:

•Meta Platforms, Inc. (META)
•Anthropic
•NVIDIA Corporation (NVDA)
•Alphabet Inc. (GOOGL)
•OpenAI
•SpaceX (SPCX)

The Fund expects that the publicly traded MANGOS Companies will be represented in the Fund's portfolio in approximately equal weights, subject to market movements, cash flows, liquidity considerations, and portfolio management requirements. The Fund intends for the MANGOS Companies to serve as the Fund's strategic core holdings and generally expects to maintain exposure to such companies on an ongoing basis. The Fund will construct its portfolio exposures through a combination of direct holdings and the use of total return swaps.

Because OpenAI and Anthropic are privately held companies and cannot generally be purchased directly through public securities markets, the Fund will generally seek economic exposure to such companies through total return swaps that reference a component of the Underlying Index relating to such privately held companies. Due to the developing nature and limited liquidity of markets for OpenAI and Anthropic, exposure to those companies may be substantially lower than the exposure maintained to the publicly traded MANGOS Companies as described in the Underlying Index description above. To the extent available and consistent with the Index methodology, the Fund may hold a portion of its investments, directly or indirectly, in the private securities of OpenAI and Anthropic.

AI Infrastructure Companies
In addition to the MANGOS Companies, the Fund's investments will include investments in AI Infrastructure Companies, which as of the date of this prospectus are:

•SanDisk Corporation (SNDK)
•Marvell Technology, Inc. (MRVL)
•Micron Technology, Inc. (MU)
•Intel Corporation (INTC)
•Dell Technologies Inc. (DELL)
•Advanced Micro Devices, Inc. (AMD)
•Broadcom Inc. (AVGO)

The Fund employs a replication strategy, meaning that it will invest in substantially all of the securities comprising the Underlying Index in approximately the same weightings as the Underlying Index. However, under certain circumstances, including when securities become temporarily unavailable, are difficult to purchase, or when the Adviser believes doing so will improve the Fund's ability to track the Underlying Index, the Fund may utilize representative sampling. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively have investment characteristics similar to those of the Underlying Index.

The Fund may engage in reverse repurchase agreements and similar financing transactions involving U.S. government securities or investment-grade corporate securities for investment or leveraging purposes. The Fund's holdings will include cash or cash-equivalent positions, short-term U.S. Government securities, or other collateral or liquidity instruments to support the implementation of derivative positions and to facilitate portfolio management, cash management, or the creation and redemption process.

The Fund is non-diversified under the Investment Company Act of 1940, as amended, and is expected to concentrate its investments in one or more industries to approximately the same extent as the Underlying Index from time to time concentrates its investments.

The Fund’s Portfolio Composition

The Fund seeks to gain exposure to investments in the Underlying Index through a combination of direct investments, derivative instruments, and investments in a subsidiary organized in the Cayman Islands, the Yorkville America MANGOS Plus Index (Cayman) Portfolio S.P. (the “MANGOS Plus Index Subsidiary”). The MANGOS Plus Index Subsidiary is wholly-owned and controlled by the Fund. The MANGOS Plus Index Subsidiary will generally invest in derivative instruments, including swap agreements, and other investments consistent with the Fund's investment objective and strategies.

Except as otherwise noted, references to the investment strategies and risks of the Fund include those of the MANGOS Plus Index Subsidiary. The MANGOS Plus Index Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with those of the Subsidiary for purposes of determining compliance with the requirements of the Investment Company Act of 1940 (the “1940 Act”), including Section 8 (fundamental investment limitations) and Section 18 (capital structure and leverage). The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, and will structure its investments in the Subsidiary accordingly.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal market conditions, the Fund invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and other investments that provide exposure to the issuers comprising the Underlying Index. The Fund's 80% investment policy may be changed only upon at least sixty (60) days' prior written notice to shareholders.